CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Accounts receivable, allowance for doubtful accounts	$ 18.4	$ 17.4
Property, plant and equipment, accumulated depreciation	$ 298.4	$ 250.0
Stockholders' equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	206,767,529	201,051,291
Treasury stock (in shares)	1,701,785	2,881,436